Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Employee Benefit Plans
Employee Benefit Plans

13.Employee Benefit Plans

The Company sponsors a qualified 401(k) defined contribution plan covering eligible employees. Participants may contribute a portion of their annual compensation limited to a maximum annual amount set by the Internal Revenue Service. There were no employer contributions under this plan for the years ended December 31, 2024 and 2023.